Contingencies - Colombia-Related Matters - Tort Lawsuits (Details) (Colombia, USD $) In Millions, unless otherwise specified	1 Months Ended	46 Months Ended	12 Months Ended	37 Months Ended
	Nov. 30, 2012 lawsuit	Mar. 31, 2011 lawsuit	Dec. 31, 2014 plaintiff	Mar. 31, 2011 lawsuit	Feb. 28, 2010 lawsuit
ATA lawsuits
Loss Contingencies [Line Items]
Number of lawsuits for which the motion to dismiss was granted in part and denied in part					1
Number of lawsuits dismissed after the parties reached a confidential settlement agreement	1
Pending litigation | ATS lawsuits
Loss Contingencies [Line Items]
Number of new claims filed		9
Pending litigation | ATS lawsuits | Minimum
Loss Contingencies [Line Items]
Minimum number of alleged victims			6,000
Pending litigation | Unspecified compensatory and punitive damages and attorney's fees and costs
Loss Contingencies [Line Items]
Number of pending claims			8
Pending litigation | Treble damages and disgorgement of profits without explanation
Loss Contingencies [Line Items]
Number of pending claims			1
Pending litigation | Specific demand
Loss Contingencies [Line Items]
Specific demand for compensatory damages			10
Specific demand for punitive damages			10
Pending litigation | ATA lawsuits
Loss Contingencies [Line Items]
Number of new claims filed				4